Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,960,998
Proposed Maximum Offering Price per Unit	104.42
Maximum Aggregate Offering Price	$ 935,707,411.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,221.20
Offering Note	Represents an aggregate of 8,960,998 shares of Mirum Pharmaceuticals, Inc.'s (the "Company") common stock, par value $0.0001 per share ("common stock"), which consists of (i) 4,517,062 shares of common stock issued to certain selling stockholders in January and February 2026 in connection with the closing of the acquisition of the Company's subsidiary, Bluejay Therapeutics, Inc. ("Bluejay"), (ii) 522,375 shares of common stock that could be issued in the future in connection with such acquisition that the Company held back to satisfy any potential indemnification and certain other obligations of the prior security holders of Bluejay, (iii) 3,385,149 shares of common stock issued to certain selling stockholders in connection with the closings of two private placements immediately following the closing of the acquisition of Bluejay and (iv) 536,412 shares of common stock issuable upon the exercise of outstanding pre-funded warrants to purchase shares of common stock issued to one selling stockholder in connection with the closing of one of the previously mentioned private placements, in each case, held by the selling stockholders named in the prospectus that forms a part of this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of common stock as may be issuable as a result of stock splits, stock dividends, or similar transactions with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high ($106.34) and low ($102.51) sale price of common stock, as reported on the Nasdaq Global Market on February 20, 2026, which date is within five business days prior to filing this registration statement.